Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	ssrs
Entity Registrant Name	3SBio Inc.
Entity Central Index Key	0001383790
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	155,635,016
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY